Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2019	$ 39,149
Depreciation of right-of-use assets (note 10)	4,913
Balance at December 31, 2019	33,254
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 9)		$ 1,170
Initial recognition of assets under operating leases on adoption of IFRS 16		38,106
Balance at January 1, 2019	39,276
Additions	2,380
Remeasurement of the lease liability	36
Sold - discontinued operations (note 5)	(3,586)
Effect of foreign exchange differences	(99)
Balance at December 31, 2019	38,007
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 9)		127
Balance at January 1, 2019	127
Depreciation of right-of-use assets (note 10)	4,913
Sold - discontinued operations (note 5)	(286)
Effect of foreign exchange differences	(1)
Balance at December 31, 2019	4,753
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2019	37,552
Balance at December 31, 2019	32,246
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Initial recognition of assets under operating leases on adoption of IFRS 16		37,552
Balance at January 1, 2019	37,552
Additions	2,331
Remeasurement of the lease liability	36
Sold - discontinued operations (note 5)	(3,586)
Effect of foreign exchange differences	(99)
Balance at December 31, 2019	36,234
Buildings | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation of right-of-use assets (note 10)	4,274
Sold - discontinued operations (note 5)	(286)
Balance at December 31, 2019	3,988
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2019	1,503
Balance at December 31, 2019	912
Production and Laboratory Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 9)		1,170
Initial recognition of assets under operating leases on adoption of IFRS 16		460
Balance at January 1, 2019	1,630
Balance at December 31, 2019	1,630
Production and Laboratory Equipment | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Transfer from capital assets on adoption of IFRS 16 (note 9)		127
Balance at January 1, 2019	127
Depreciation of right-of-use assets (note 10)	592
Effect of foreign exchange differences	(1)
Balance at December 31, 2019	718
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2019	94
Balance at December 31, 2019	96
Other | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Initial recognition of assets under operating leases on adoption of IFRS 16		$ 94
Balance at January 1, 2019	94
Additions	49
Balance at December 31, 2019	143
Other | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation of right-of-use assets (note 10)	47
Balance at December 31, 2019	$ 47